Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of related party transactions

EURm	2024	2023	2022
Sales	36	46	74
Purchases	(147)	(141)	(127)
Trade and other receivables	73	18	36
Trade and other payables	(35)	(31)	(26)